NON-CONTROLLING INTERESTS - Schedule of Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of dividends [line items]
Revenue	$ 3,728	$ 4,142	$ 3,967
Net (loss) income	(2,343)	433	308
Comprehensive income	(1,417)	1,137	1,162
Property, plant and equipment, at fair value	39,699	38,696
Total assets	46,267	44,129
Total liabilities	37,035	32,021
Holding Subsidiary
Disclosure of dividends [line items]
Revenue	1,678	1,838	1,627
Net (loss) income	86	151	217
Comprehensive income	1,653	1,368	1,407
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	0	4	$ 8
Property, plant and equipment, at fair value	18,772	15,580
Total assets	20,876	17,674
Total borrowings	5,279	4,537
Total liabilities	11,639	9,077
Carrying value of participating non-controlling interests – in a holding subsidiary held by the partnership	$ 333	$ 259